Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

	2018 €m	2017 €m
Raw materials	1,149	885
Work-in-progress (i)	109	92
Finished goods	1,803	1,738
Total inventories at the lower of cost and net realisable value	3,061	2,715

(i)

Work-in-progress includes €3 million (2017: €2 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion accounting, for construction contracts in progress at the balance sheet date.